Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
The Company is subject to certain office and equipment leases.
Pursuant to the PSC for North West Gharib in Egypt, the Company had a minimum financial commitment of $35.0 million and a work commitment for 30 wells and 200 square kilometers of 3-D seismic during the initial three year exploration period, which commenced on November 7, 2013. The Company received a six month extension to the initial exploration period, which extended to May 7, 2017. The Company completed the initial exploration period work program and met all financial commitments during the second quarter of 2017. The Company elected not to enter the second exploration period and has relinquished the remaining exploration lands not covered by the four development leases.
Pursuant to the PSC for South West Gharib in Egypt, the Company had a minimum financial commitment of $10.0 million and a work commitment for four wells and 200 square kilometers of 3-D seismic during the initial three year exploration period, which commenced on November 7, 2013. The Company received a six month extension to the initial exploration period, which extended to May 7, 2017. As no commercially viable quantities of oil were discovered at South West Gharib, the Company relinquished its interest in the concession on May 7, 2017. The Company met its financial commitment during the first quarter of 2017.

Pursuant to the PSC for South Ghazalat in Egypt, the Company had a minimum financial commitment of $8.0 million and a work commitment for two wells and 400 square kilometers of 3-D seismic during the initial three-year exploration period, which commenced on November 7, 2013 and reached its primary term on November 7, 2016. Prior to expiry, the Company elected to enter the first two-year extension period (expiry November 7, 2018). The Company had met its financial commitment for the first phase ($8.0 million) and the first extension ($4.0 million), however the Company had not completed the first phase work program. Prior to entering the first extension the Company posted a $4.0 million performance bond with EGPC to carry forward two exploration commitment wells into the first extension period. The $4.0 million performance bond is supported by a production guarantee from the Company's producing concessions which will be released when the commitment wells have been drilled. In accordance with the concession agreement the Company relinquished 25% of the original exploration acreage prior to entering the first extension period. In addition, the first extension period has an additional financial commitment of $4.0 million, which has been met, and two additional exploration wells.
Pursuant to the PSC for North West Sitra in Egypt, the Company has a minimum financial commitment of $10.0 million ($5.1 million remaining) and a work commitment for two wells and 300 square kilometers of 3-D seismic during the initial three and a half year exploration period, which commenced on January 8, 2015. As at December 31, 2017, the Company had expended $4.9 million towards meeting the financial and operating commitment, with the acquisition of 600 square kilometers of 3-D seismic in 2017.
In the normal course of its operations, the Company may be subject to litigation and claims. Although it is not possible to estimate the extent of potential costs, if any, management believes that the ultimate resolution of such contingencies would not have a material adverse impact on the results of operations, financial position or liquidity of the Company.
The Company is not aware of any material provisions or other contingent liabilities as at December 31, 2017.